Revenues	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenues
7.	Revenues
The amounts in the accompanying statement of comprehensive income are analyzed as follows:

For the period from January 1, 2022 to October 18, 2022
Time charter revenues	12,687,590
Other income	160,139
Total	12,847,729
The Company generates its revenues from time charters. The time charters entered into by the Company had a period that ranged between one and four months.

10.	Revenues
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	For the period from July 25, 2022 to December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024
Time charter revenues	3,266,631	9,690,949	10,950,204
Voyage charter revenues	—	17,567,737	29,685,230
Other income	20,470	1,480,296	1,660,667

Total	3,287,101	28,738,982	42,296,101
The Company generates its revenues from time charters and voyage charters. A significant portion of the voyage hire is typically paid upon the completion of the voyage, while the time charter hire is generally paid in advance.
The amount of revenue earned as demurrage relating to the Company’s voyage charters for the period from July 25, 2022 to December 31, 2022 and for the years ended December 31, 2023 and 2024 was nil, $2,209,749 and $3,966,720, respectively, and is included within “Voyage charter revenues” in the above table.
As of December 31, 2023 and 2024, receivables from the Company’s voyage charters amounted to $9,419,628 and $1,246,222, respectively.
As of December 31, 2023 and 2024, the Company recognized $33,846 and nil, respectively, of contract fulfillment costs which mainly represent bunker expenses incurred prior to commencement of loading relating to the Company’s voyage charters. These costs have been included in “Other current assets” in the consolidated balance sheets.
As of December 31, 2023 and 2024, revenues relating to undelivered performance obligations of the Company’s voyage charters amounted to $1,866,321 and
$
4,825,000, respectively. The Company recognized the undelivered performance obligation as of December 31, 2023 as revenues in the first quarter of 2024.

The Company will recognize the undelivered performance obligation as of December 31, 2024 as revenues in the first quarter of 2025.
The Company’s time charters have a duration of up to 2 months. As of December 31, 2024, the time charters under which the Company’s vessels were employed had a remaining term of less than 2 months.